Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2014		December 31, 2013
	Fair Value		Carrying	Fair	Carrying	Fair
	Hierarchy		Amount	Value	Amount	Value
	Level		Asset	Asset	Asset	Asset
			(Liability)	(Liability)	(Liability)	(Liability)
			$	$	$	$

Recurring:
Cash and cash equivalents and restricted cash	Level 1		205,636	205,636	636,779	636,779
Derivative instruments (note 12)
Interest rate swap agreements – assets	Level 2		—	—	81,119	81,119
Interest rate swap agreements – liabilities	Level 2		(119,558)	(119,558)	(200,762)	(200,762)
Cross-currency swap agreement	Level 2		(70,386)	(70,386)	(18,236)	(18,236)
Other derivative	Level 3		(2,137)	(2,137)	6,344	6,344
Other:
Advances to equity accounted joint ventures (notes 6b and 6c)	(i	)	181,514	(i )	85,135	(i )
Advances to joint venture partner (note 6a)	(ii	)	—	—	14,364	(ii )
Long-term receivable included in other assets (note 5b) (iii)	Level 3		17,137	17,164	—	—
Long-term debt – public (note 9)	Level 1		(214,707)	(220,762)	(263,534)	(274,240)
Long-term debt – non-public (note 9)	Level 2		(1,709,417)	(1,659,852)	(1,513,973)	(1,409,252)

(i)

The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest was not determinable; however, these advances were repaid in 2014 (see note 6a).

(iii)

The estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $20.3 million to be received from BG International Limited (or BG), as part of the ship construction support agreement, as well as an estimated discount rate. The estimated fair value of this receivable as of December 31, 2014 is $17.2 million using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the years ended December 31, 2014 and 2013 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2014	2013
	$	$
Fair value at beginning of year	6,344	1,100
Realized and unrealized (losses) gains included in earnings	(7,161)	5,221
Settlements	(1,320)	23

Fair value at end of year	(2,137)	6,344

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			December 31,	December 31,
	Credit Quality		2014	2013
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	682,495	699,695
Other receivables:
Long-term receivable and accrued revenue included in other assets (note 5b)	Payment activity	Performing	27,266	8,095
Advances to equity accounted joint ventures (notes 6b and 6c)	Other internal metrics	Performing	181,514	85,135
Advances to joint venture partner (note 6a)	Other internal metrics	Settled	—	14,364

			891,275	807,289